Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net

9. Intangible Assets, Net

The following table summarizes our net intangible assets for the periods presented:

	As of December 31,
	2011	2010
Contracts and customer relationships	$104,700	$104,700
Rights-of-way	4,552	4,552

Total intangible assets	109,252	109,252
Accumulated amortization	(38,587)	(32,302)

Intangible assets, net	$70,665	$76,950

Contracts and customer relationships are amortized on both a straight-line basis and an accelerated depreciation basis, based on the period and timing of the benefit to us, over the expected useful lives of the individual contracts and relationships, up to 20 years. Total intangible amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $6.3 million, $6.7 million and $7.4 million. The following table sets forth our estimated aggregate amortization expense for the next five years and thereafter:

Year	Amortization Expense
2012	5,718
2013	5,499
2014	5,346
2015	5,233
2016	5,127
Thereafter	43,742

Total	$70,665